Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Mar. 31, 2012
Current assets
Cash and cash equivalents	$ 1,671,491	$ 1,762,171
Accounts receivable, net	132,083	191,296
Investment tax credits receivable	310,426	259,720
Other tax credits	32,118	40,724
Prepaid expenses	16,803	25,198
Total Current Assets	2,162,921	2,279,109
Investments	304,190	300,557
Long term deposits		9,722
Intangible assets	26,166	35,031
Property and equipment, net	34,130	33,871
Total Assets	2,527,407	2,658,290
Current liabilities
Accounts payable	90,582	23,790
Accrued liabilities	43,388	53,386
Deferred revenue	220,458	171,414
Total current liabiliities	354,428	248,590
Deferred rent
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable by the holder for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at March 31, 2012 and 2011.
Special shares, no par value, non-voting, Unlimited authorized shares;issued and outstanding NIL shares at June 30, 2012 and March 31, 2012
Common shares, no par value, Unlimited authorized shares; 125,460,867 shares issued and outstanding as at March 31, 2012 and 125,460,867 shares as at March 31, 2011.	19,262,796	19,262,796
Additional paid-in capital	2,825,571	2,825,571
Accumulated deficit	(20,186,638)	(20,112,481)
Accumulated other comprehensive income	271,251	433,814
Total shareholders' equity	2,172,980	2,409,700
Total liability and equity	$ 2,527,408	$ 2,658,290